INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current deferred tax assets:
Net operating loss carryforwards	$ 169,404	$ 222,130
Stock-based compensation expense	442,813
Alternative minimum tax credit carryforwards	19,283
Reserves and allowances	97,587	28,599
Inventory	59,320	19,407
Accrued expenses and deferred income	8,824	9,670
Charitable contributions	1,317	1,317
Total current deferred tax assets	798,548	281,123
Valuation allowance		(3,808)
Total current deferred tax assets, net of valuation allowance	798,548	277,315
Current deferred tax liabilities:
Section 481 (a) adjustment	(24,450)	(48,900)
Property and equipment	(7,600)	(6,285)
Total deferred tax liabilities	(32,050)	(55,185)
Net current deferred tax assets	766,498	222,130
Non-current deferred tax assets:
Net operating loss carryforwards		301,422
Stock-based compensation expense		475,847
Total non-current deferred tax assets		777,269
Valuation allowance		(777,269)
Total non-current deferred tax assets, net of valuation allowance
Net deferred tax assets	766,498	222,130
Valuation allowance	0	(781,077)
Federal net operating losses	251,269	1,215,417
State net operating losses	$ 1,526,482	$ 249,630
Net federal operating loss carry-forward expiration dates	Dec. 31, 2033